Disclosure of detailed information about mining interests, producing properties and exploration properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Mining interests, beginning of period	$ 390,409
Mining interests, end of period	374,146	$ 390,409
Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	71,196
Mining interests, end of period	86,928	71,196
Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	319,213
Mining interests, end of period	287,218	319,213
Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(227,426)	(189,574)
Depletion and amortization	(33,586)	(37,852)
Impairment	(34,400)
Mining interests, end of period	(295,412)	(227,426)
Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	71,196	78,042
Exploration and evaluation expenditures	25,032	18,965
Change in decommissioning liabilities		(106)
Transfers from exploration properties / transfers to producing properties		(25,705)
Impairment	(9,300)
Mining interests, end of period	86,928	71,196
Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	546,639	498,869
Additions	32,671	24,428
Change in decommissioning liabilities	3,320	(2,363)
Transfers from exploration properties / transfers to producing properties		25,705
Mining interests, end of period	582,630	546,639
Mexico - Santa Elena [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	24,225
Mining interests, end of period	28,732	24,225
Mexico - Santa Elena [Member] | Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(3,404)	(544)
Depletion and amortization	(4,235)	(2,860)
Impairment	(227,426)
Mining interests, end of period	(7,639)	(3,404)
Mexico - Santa Elena [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	1,028	0
Exploration and evaluation expenditures	6,749	2,138
Change in decommissioning liabilities		0
Transfers from exploration properties / transfers to producing properties		(1,110)
Impairment	0
Mining interests, end of period	7,777	1,028
Mexico - Santa Elena [Member] | Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	27,629	17,654
Additions	8,386	9,067
Change in decommissioning liabilities	356	(202)
Transfers from exploration properties / transfers to producing properties		1,110
Mining interests, end of period	36,371	27,629
Mexico - La Encantada [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	34,430
Mining interests, end of period	33,063	34,430
Mexico - La Encantada [Member] | Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(51,399)	(42,111)
Depletion and amortization	(4,165)	(9,288)
Impairment	0
Mining interests, end of period	(55,564)	(51,399)
Mexico - La Encantada [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	2,557	4,591
Exploration and evaluation expenditures	2,664	1,264
Change in decommissioning liabilities		0
Transfers from exploration properties / transfers to producing properties		(3,298)
Impairment	0
Mining interests, end of period	5,221	2,557
Mexico - La Encantada [Member] | Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	85,829	81,475
Additions	2,588	1,502
Change in decommissioning liabilities	210	(446)
Transfers from exploration properties / transfers to producing properties		3,298
Mining interests, end of period	88,627	85,829
Mexico - La Parrilla [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	97,214
Mining interests, end of period	93,207	97,214
Mexico - La Parrilla [Member] | Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(48,975)	(37,906)
Depletion and amortization	(13,169)	(11,069)
Impairment	0
Mining interests, end of period	(62,144)	(48,975)
Mexico - La Parrilla [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	10,628	8,330
Exploration and evaluation expenditures	3,354	2,298
Change in decommissioning liabilities		0
Transfers from exploration properties / transfers to producing properties		0
Impairment	0
Mining interests, end of period	13,982	10,628
Mexico - La Parrilla [Member] | Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	146,189	141,924
Additions	8,339	4,211
Change in decommissioning liabilities	823	54
Transfers from exploration properties / transfers to producing properties		0
Mining interests, end of period	155,351	146,189
Mexico - Del Toro [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	72,404
Mining interests, end of period	37,481	72,404
Mexico - Del Toro [Member] | Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(27,274)	(20,512)
Depletion and amortization	(5,480)	(6,762)
Impairment	(34,400)
Mining interests, end of period	(67,154)	(27,274)
Mexico - Del Toro [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	16,812	19,115
Exploration and evaluation expenditures	2,605	7,743
Change in decommissioning liabilities		0
Transfers from exploration properties / transfers to producing properties		(10,046)
Impairment	(9,300)
Mining interests, end of period	10,117	16,812
Mexico - Del Toro [Member] | Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	99,678	87,943
Additions	4,512	2,256
Change in decommissioning liabilities	445	(567)
Transfers from exploration properties / transfers to producing properties		10,046
Mining interests, end of period	104,635	99,678
Mexico - San Martin [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	48,960
Mining interests, end of period	50,638	48,960
Mexico - San Martin [Member] | Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(37,354)	(33,640)
Depletion and amortization	(2,963)	(3,714)
Impairment	0
Mining interests, end of period	(40,317)	(37,354)
Mexico - San Martin [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	6,101	8,048
Exploration and evaluation expenditures	3,498	2,478
Change in decommissioning liabilities		0
Transfers from exploration properties / transfers to producing properties		(4,425)
Impairment	0
Mining interests, end of period	9,599	6,101
Mexico - San Martin [Member] | Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	86,314	79,996
Additions	3,613	2,753
Change in decommissioning liabilities	1,028	(860)
Transfers from exploration properties / transfers to producing properties		4,425
Mining interests, end of period	90,955	86,314
Mexico - La Guitarra [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	41,980
Mining interests, end of period	44,097	41,980
Mexico - La Guitarra [Member] | Accumulated depletion and impairment [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	(59,020)	(54,861)
Depletion and amortization	(3,574)	(4,159)
Impairment	0
Mining interests, end of period	(62,594)	(59,020)
Mexico - La Guitarra [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	7,810	12,544
Exploration and evaluation expenditures	2,575	2,092
Change in decommissioning liabilities		0
Transfers from exploration properties / transfers to producing properties		(6,826)
Impairment	0
Mining interests, end of period	10,385	7,810
Mexico - La Guitarra [Member] | Cost [Member] | Producing properties [Member]
Statement [Line Items]
Mining interests, beginning of period	101,000	89,877
Additions	5,233	4,639
Change in decommissioning liabilities	458	(342)
Transfers from exploration properties / transfers to producing properties		6,826
Mining interests, end of period	106,691	101,000
Other Segments [Member] | Cost [Member] | Exploration properties [Member]
Statement [Line Items]
Mining interests, beginning of period	26,260	25,414
Exploration and evaluation expenditures	3,587	952
Change in decommissioning liabilities		(106)
Transfers from exploration properties / transfers to producing properties		0
Impairment	0
Mining interests, end of period	$ 29,847	$ 26,260